Bridges Investment Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Administrative and Support Services - 8.5%
Mastercard, Inc. - Class A	17,684	$9,692,954
Visa, Inc. - Class A	24,650	8,638,839
		18,331,793

Apparel Manufacturing - 0.7%
Cintas Corp.	7,000	1,438,710

Building Material and Garden Equipment and Supplies Dealers - 1.5%
Lowe's Cos., Inc.	13,500	3,148,605

Chemical Manufacturing - 0.7%
Zoetis, Inc.	8,800	1,448,920

Computer and Electronic Product Manufacturing - 19.7%
Apple, Inc.	69,800	15,504,674
NVIDIA Corp.	135,500	14,685,490
Palo Alto Networks, Inc. (a)	53,000	9,043,920
Thermo Fisher Scientific, Inc.	6,500	3,234,400
		42,468,484

Credit Intermediation and Related Activities - 2.3%
JPMorgan Chase & Co.	20,250	4,967,325

Food and Beverage Retailers - 1.7%
Casey's General Stores, Inc.	8,500	3,689,340

Funds, Trusts, and Other Financial Vehicles - 1.7%
Alcon AG	37,500	3,559,875

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.2%
Floor & Decor Holdings, Inc. - Class A (a)	33,500	2,695,745

Health and Personal Care Retailers - 0.5%
Ulta Beauty, Inc. (a)	2,750	1,007,985

Insurance Carriers and Related Activities - 9.2%
Berkshire Hathaway, Inc. - Class B (a)	13,250	7,056,685
Progressive Corp.	25,000	7,075,250
UnitedHealth Group, Inc.	11,050	5,787,437
		19,919,372

Machinery Manufacturing - 0.2%
BWX Technologies, Inc.	4,000	394,600

Merchant Wholesalers, Durable Goods - 1.4%
Copart, Inc. (a)	30,000	1,697,700
Pool Corp.	3,900	1,241,565
		2,939,265

Miscellaneous Manufacturing - 2.1%
Intuitive Surgical, Inc. (a)	9,000	4,457,430

Motor Vehicle and Parts Dealers - 2.1%
AutoZone, Inc. (a)	400	1,525,112
Lithia Motors, Inc.	10,000	2,935,400
		4,460,512

Oil and Gas Extraction - 0.9%
EOG Resources, Inc.	16,000	2,051,840

Plastics and Rubber Products Manufacturing - 0.8%
AptarGroup, Inc.	12,000	1,780,560

Professional, Scientific, and Technical Services - 9.8%
Alphabet, Inc. - Class A	73,434	11,355,834
Alphabet, Inc. - Class C	29,891	4,669,871
ServiceNow, Inc. (a)	6,450	5,135,103
		21,160,808

Publishing Industries - 10.7%
Adobe, Inc. (a)	9,500	3,643,535
Cadence Design Systems, Inc. (a)	8,000	2,034,640
Microsoft Corp.	46,250	17,361,788
		23,039,963

Rail Transportation - 1.4%
Union Pacific Corp.	13,050	3,082,932

Rental and Leasing Services - 0.8%
United Rentals, Inc.	2,700	1,692,090

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.8%
Blackrock, Inc.	3,150	2,981,412
Chemed Corp.	2,000	1,230,640
Intercontinental Exchange, Inc.	20,000	3,450,000
S&P Global, Inc.	9,500	4,826,950
		12,489,002

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.0%
Amazon.com, Inc. (a)	79,060	15,041,956

Truck Transportation - 3.1%
Old Dominion Freight Line, Inc.	40,000	6,618,000

Web Search Portals, Libraries, Archives, and Other Information Services - 4.5%
Meta Platforms, Inc. - Class A	17,000	9,798,120
TOTAL COMMON STOCKS (Cost $62,421,813)		211,683,232

SHORT-TERM INVESTMENTS - 1.7%		Value
Money Market Funds - 1.7%	Shares
First American Treasury Obligations Fund - Class X, 4.26% (b)	3,678,834	3,678,834
TOTAL SHORT-TERM INVESTMENTS (Cost $3,678,834)		3,678,834

TOTAL INVESTMENTS - 100.0% (Cost $66,100,647)		215,362,066
Liabilities in Excess of Other Assets - (0.0)% (c)		(99,150)
TOTAL NET ASSETS - 100.0%		$215,262,916
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Bridges Investment Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$211,683,232	$–	$–	$211,683,232
Money Market Funds	3,678,834	–	–	3,678,834
Total Investments	$215,362,066	$–	$–	$215,362,066

Refer to the Schedule of Investments for further disaggregation of investment categories.